Related Party Transactions - Arctic Spirit and Polar Spirit - Additional Information (Detail)		12 Months Ended
	Jun. 27, 2014 vessel	Dec. 31, 2016 vessel	Dec. 31, 2016 lease
Related Party Transaction [Line Items]
Number of vessels		35,000
Newbuildings
Related Party Transaction [Line Items]
Number of vessels		15,000
Newbuildings | BG Joint Venture | Shipbuilding supervision and crew training services
Related Party Transaction [Line Items]
Number of vessels	4	4	4
Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Number of vessels		9
Subsidiary of Common Parent | Liquefied Natural Gas | Charters-out
Related Party Transaction [Line Items]
Number of vessels		2